Employee compensation and benefits - Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 6,510	$ 5,767
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	47,688	42,909
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(41,162)	(37,107)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(16)	(35)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	6,969	6,181
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	47,567	42,799
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(40,582)	(36,583)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(16)	(35)
Healthcare Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(459)	(414)
Healthcare Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	121	110
Healthcare Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(580)	(524)
Healthcare Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	0	0
Accruals, deferred income and other liabilities
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	(1,771)	(2,167)
Prepayments, accrued income and other assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit assets (liabilities)	$ 8,280	$ 7,934